Acquisition of Patroklos (M/V Cape Agamemnon) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended	6 Months Ended				5 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 09, 2011	Jun. 30, 2011 Patroklos Marine Corporation [Member]	Jun. 30, 2011 Patroklos Marine Corporation [Member]	Jun. 30, 2011 Patroklos Marine Corporation - Cash [Member]	Jun. 30, 2011 Patroklos Marine Corporation - Credit Facility Utilized [Member]	Jun. 09, 2011 Capital Maritime And Trading Corp [Member]	Jun. 09, 2011 Capital General Partners [Member]	Jun. 30, 2011 Partnership Units [Member]	Jun. 09, 2011 Partnership General Partner [Member]	Jun. 09, 2011 Capital Product Partners LP [Member]
Business Acquisition [Line Items]
Duration of above market acquired time charter				9 years 0 months 22 days
WACC used for calculation of above market acquired time charter					11.00%
Business acquisition financing	$ 185	$ 26,634				$ 1,470	$ 25,000
Acquisition related costs				409	409
Common unit price			$ 8.2
Common unit price		$ 10.35
Number of common units issued								6,958,000
Number of common units issued										142,000
Conversion of common units to general partner units											142,000
Proceeds from conversion to general partner units												$ 1,470
Interest of CGP in the partnership									2.00%